Taxes (Details) - Schedule of Movement of the Valuation Allowance - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Movement of the Valuation Allowance [Abstract]
Beginning balance	$ 14,248	$ 13,636
Current year addition	1,844	2,022
Exchange difference	(404)	(1,410)
Ending balance	$ 15,688	$ 14,248